ACQUISITION (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Sep. 22, 2021 CNY (¥)	Aug. 15, 2021 CNY (¥)	Aug. 15, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
ACQUISITION
Goodwill				¥ 12,758		¥ 2,223		$ 2,002
Total revenues				17,986	$ 2,822	¥ 20,509	¥ 10,845
Acquired entities
ACQUISITION
Cash acquired				41				6
Other receivables				196				31
Total current assets				237				37
Property and equipment, net				420				66
Intangible assets, net				9,170				1,439
Goodwill				12,758				2,002
Total assets				22,585				3,544
Current liabilities				1,472				231
Deferred tax liabilities				2,293				360
Total liabilities				3,765				591
Previous held 20% Equity Value				3,440	540
40% Equity Value with noncontrolling interest				6,880				$ 1,080
Total consideration of 40% Equity Value				8,500	1,333
Anpai Shanghai
ACQUISITION
Percentage of equity interest		60.00%	60.00%
Investment percentage of equity interest previously held by group		20.00%	20.00%
Total revenues				¥ 1,572	$ 247
Gain from step acquisition		¥ 3,240	$ 508
Anpai Shanghai | Customer relationship
ACQUISITION
Amortization period		6 years 4 months 24 days	6 years 4 months 24 days
Anpai Shanghai | Dr. Chang Yu
ACQUISITION
Total consideration of 40% Equity Value	¥ 8,500	¥ 8,500	$ 1,333
Percentage of equity interest		40.00%	40.00%